Note 3 - Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Property and equipment, gross	$ 33,756	$ 33,756	$ 30,481
Less – accumulated depreciation	(30,913)	(28,516)	(25,929)
Property and equipment, net	$ 2,843	$ 5,240	4,552
Furniture and Fixtures [Member]
Estimated useful life (Year)	5 years	5 years
Property and equipment, gross	$ 9,357	$ 9,357	9,357
Leasehold Improvements [Member]
Property and equipment, gross	$ 8,983	$ 8,983	8,983
Computer Equipment [Member]
Estimated useful life (Year)	3 years	3 years
Property and equipment, gross	$ 14,416	$ 14,416	$ 11,141
Equipment [Member]
Estimated useful life (Year)	5 years
Property and equipment, gross	$ 1,000	$ 1,000